SUMMARY OF LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss before taxation	¥ (5,441)	¥ (20,166)	¥ (226)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Loss before taxation	¥ 39	¥ 895	¥ 421